Shareholders' Equity - Preferred Stock Shares (Details) - Cik 0001821171_qell acquisition corp Member - $ / shares	Dec. 31, 2020	Oct. 02, 2020	Sep. 30, 2020	Aug. 31, 2020
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0